Schedule of Impairment Loss on Available-sor-sale Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 1		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 2		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 3		1,334
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 4	214
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 5		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 6		1,334
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 7		20,427
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 8	3,279
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 9		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 10		1,334
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 11		21,761
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 12	$ 3,493